Debt - Schedule of Maturities of Debt (Details) - USD ($) $ in Thousands	Sep. 30, 2024	Dec. 31, 2023
Long-Term Debt, Rolling Maturity [Abstract]
Remainder 2024	$ 2,547
2025	10,190
2026	10,190
2027	138,459
2028	1,489,893
2029 and thereafter	806,376
Total	$ 2,457,655	$ 2,519,857